Unified Fund Services, Inc.

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

February 2, 2009

EDGAR CORRESPONDENCE

Securities & Exchange Commission

Division of Investment Management

450 5th Street, NW

Washington, DC 20549

Re: Dividend Growth Trust (“Registrant”), SEC File No. 811-09497

Ladies and Gentlemen:

In our capacity as administrator for the Registrant, and pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify that (1) the form of Prospectus and Statement of Additional Information with respect to the Rising Dividend Growth Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 15 to the Registration Statement, and (2) the text of Post-Effective Amendment No. 15 has been filed electronically.

If you have any questions or would like further information, please contact me at (317) 917-7029.

Sincerely,

/s/ Carol J. Highsmith

Carol J. Highsmith

Vice President